Related Party Balances and Transactions - Schedule of Term Notes Outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lam Ven | Term Notes
Related Party Transaction [Line Items]
Term notes outstanding	$ 12,585	$ 4,500